Transactions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-executive directors of the group [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	€ 0	€ 0	€ 0
Purchases from	96	72	99
Interest expense	50	50	12
Receivables	0	0	0
Liabilities	965	972	932
Shareholders of the group [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	0	0	0
Purchases from	172	117	214
Interest expense	11	16	18
Receivables	0	0	0
Liabilities	371	378	447
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	714	527	547
Purchases from	23	0	0
Interest expense	0	0	0
Receivables	804	601	189
Liabilities	€ 28	€ 0	€ 0